Nature of Business and Significant Accounting Policies (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 5,588,266	$ 4,544,082	$ 16,502,978	$ 13,232,840	$ 19,292,087	$ 11,917,629
Cannabis Dispensary [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,333,229	3,384,139	10,670,203	10,202,638	14,595,115	9,365,105
Cannabis Production [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,255,037	$ 1,159,943	$ 5,832,775	$ 3,030,202	$ 4,696,972	$ 2,552,524